Annual Total Returns (Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares ETF) (Vanguard Global ex-U.S. Real Estate Index Fund, Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares)	12 Months Ended
Oct. 31, 2014
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Annual Total Return
2014	2.64%
2013	3.34%
2012	41.59%
2011	(16.56%)